Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities and Right of use assets Disclosure Abstract
Disclosure of leases [text block]
10. Right-of-use assets and lease liabilities
The following table summarizes the movements of the right-of-use assets:
(USD millions)	2021	2020

Right-of-use assets at January 1	1 676	1 677

Impact of acquisitions of businesses		32

Additions	321	346

Depreciation charge	-318	-330

Lease contract terminations [1]	-66	-63

Impact of divestments		-32

Currency translation effects	-52	46

Total right-of-use assets at December 31 [2]	1 561	1 676

[1] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.
[2] No impairment charge was recorded in 2021 (2020: nil).
The following table shows the right-of-use assets carrying value and depreciation charge at December 31, 2021 and 2020, by underlying class of asset:
(USD millions)	December 31, 2021 carrying value	Depreciation charge 2021	December 31, 2020 carrying value	Depreciation charge 2020

Land	522	11	528	11

Buildings	866	192	963	207

Vehicles	136	105	155	100

Machinery and equipment, and other assets	37	10	30	12

Total right-of-use assets	1 561	318	1 676	330

The following table shows the lease liabilities by maturity at December 31, 2021 and 2020:
(USD millions)	Lease liabilities 2021	Lease liabilities undiscounted 2021	Lease liabilities 2020	Lease liabilities undiscounted 2020

Less than one year	275	324	286	338

Between one and two years	216	258	229	274

Between two and three years	162	198	186	226

Between three and four years	139	172	148	183

Between four and five years	122	154	129	160

After five years	982	2 243	1 027	2 326

Total lease liabilities	1 896	3 349	2 005	3 507

Less current portion of lease liabilities	-275	-324	-286	-338

Non-current portion of lease liabilities	1 621	3 025	1 719	3 169

Commitments for leases not yet commenced		134		4

At December 31, 2021, and December 31, 2020, there were no material future cash outflows, including extension options, excluded from the measurement of lease liabilities. The Group’s most material lease with a lease term extension, representing a lease liability value of USD 0.6 billion (2020: USD 0.6 billion), has a determined lease term end date of 2071 (2020: 2071). Non-enforceable extension options of up to 10 years have not been included within the measurement of this lease liability, and do not have a material impact to the carrying value of the lease for both 2021 and 2020. Should the landlord agree to a lease extension, rent will be referenced to the market rates as at the commencement of the extension period. There were no significant sale and leaseback transactions in 2021 or 2020.
In 2019, the Group completed sale and leaseback transactions for certain property, plant and equipment as part of its plans to consolidate sites. Transactions resulted in net cash inflows of USD 0.7 billion and the recognition of USD 96 million of lease liabilities, and USD 37 million of right-of-use assets. The right-of-use assets value reflects the proportion of the property, plant and equipment retained for a period of one to five years, with two five-year extension periods for certain right-of-use assets. The liabilities reflect the net present value of future lease payments. The net gain on the sale and leaseback transactions amounted to USD 478 million.
The following table provides additional disclosures related to right-of-use assets and lease liabilities for 2021, 2020 and 2019:
(USD millions)	2021	2020	2019

Interest expense on lease liabilities [1]	62	67	66

Expense on short-term leases	6	4	7

Expense on low-value leases	7	7	8

Total cash outflows for leases	381	379	339

Thereof:

Cash outflows for short-term leases and low-value leases [2]	13	11	15

Payments of interest [3]	52	56	51

Payments of lease liabilities [4]	316	312	273

[1] The weighted average interest rate is 3.2% (2020: 3.4%, 2019: 3.9%).
[2] Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Group is committed to at December 31, 2021, 2020 and 2019, is similar to the portfolio of short-term leases the Group entered into during 2021, 2020 and 2019.

[3] Included within total net cash flows from operating activities
[4] Reported as cash outflows used in financing activities net of lease incentives received of USD nil (2020: nil, 2019: USD 33 million)
The net investment held and income from subleasing right-of-use assets were not significant for 2021 and 2020. Income from leasing Novartis property, plant and equipment to third parties for both 2021 and 2020 was not significant.